Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2019	7,306	488	1,431	4,924	239	14,388
Additions, net of transfers	3,374	1,126	175	13,494	4,649	22,818
Disposals	(183)	(168)	(9)	(45)	—	(405)
Deconsolidation of subsidiaries	(3,076)	—	(137)	(754)	(4,190)	(8,157)
Reclassifications	(25)	6	48	36	(76)	(11)
Exchange differences	(11)	—	—	1	24	14
Balance as of December 31, 2019	7,385	1,452	1,508	17,656	646	28,647
Additions, net of transfers	1,536	—	51	399	3,347	5,332
Disposals	(642)	—	(40)	—	—	(682)
Reclassifications	141	—	—	—	(141)	—
Balance as of December 31, 2020	8,420	1,452	1,519	18,054	3,852	33,297

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2018	(2,360)	(175)	(534)	(807)	—	(3,876)
Depreciation	(1,032)	(60)	(296)	(1,088)		(2,476)
Disposals	114	2	74	20	—	210
Deconsolidation of subsidiaries	—	—	—	—		—
Reclassifications	—	—	—	—	—	—
Exchange differences	56	—	—	21	—	77
Balance as of January 1, 2019	(3,222)	(233)	(756)	(1,854)	—	(6,065)
Depreciation	(1,328)	(144)	(312)	(1,448)	—	(3,232)
Disposals	102	138	5	20	—	265
Deconsolidation of subsidiaries	1,457	—	53	319	—	1,829
Reclassifications	15	—	(20)	6	—	1
Exchange differences	8	—	—	2	—	10
Balance as of December 31, 2019	(2,968)	(239)	(1,030)	(2,955)	—	(7,192)
Depreciation	(1,572)	(215)	(297)	(1,860)	—	(3,944)
Disposals	576	—	40	—	—	616
Balance as of December 31, 2020	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2019	4,417	1,213	478	14,701	646	21,455
Balance as of December 31, 2020	4,456	998	232	13,239	3,852	22,777
Depreciation of property and equipment is included in the General and administrative expenses and Research and development expenses line items in the Consolidated Statements of Comprehensive Income/(Loss). The Company recorded depreciation expense of $3.9 million, $3.2 million and $2.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.